SHARE CAPITAL (Narrative) (Details)				1 Months Ended								12 Months Ended
	Jan. 10, 2022 shares	Dec. 14, 2021 CAD ($) $ / shares shares	Sep. 08, 2021 shares	Mar. 17, 2022 Share	Jan. 18, 2022 CAD ($) $ / shares shares	Nov. 16, 2021 CAD ($) $ / shares shares	Oct. 20, 2021 CAD ($) $ / shares shares	Oct. 19, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($) Share	Jun. 22, 2021 CAD ($) Share	Apr. 30, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) Share $ / shares shares	Dec. 31, 2020 CAD ($) Share $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2029	Dec. 14, 2021 $ / shares	Nov. 16, 2021 $ / shares	Oct. 19, 2021 $ / shares
Disclosure of classes of share capital [line items]
Shares issued as penalty to the convertible debt lenders													$ 24,286
Shares issued for debt, shares | shares											714,286
Shares issued for debt											$ 24,286
Exercise price | $ / shares												$ 0.3	$ 0.3
Proceeds from issuing shares												$ 6,066	$ 0	$ 0
Share-based compensation												$ 130,000	$ 0	$ 0
Weighted average outstanding life												10 months 24 days
Percentage of issued shares at time of options granted												10.00%
Percentage of issued shares at time of options granted to one optionee												5.00%
Number of warrants expired | Share												921,780	31,293,653
Weighted average remaining contractual life of exercisable warrants												2 years 11 months 4 days	9 months
Expiration of warrants reversed from contributed surplus to deficit												$ 33,535	$ 597,632
Number of bonds issued														19,543
Bonds issued price														$ 100
Number of warrants issued | shares		80,252
Debt financing costs		$ 10,939				$ 5,941		$ 948
Proceeds from issuance of bonds		$ 95,300				47,400								1,954,300
Amortization expense related to debt issuance costs												1,436,058	1,260,439	$ 1,261,964
Proceeds from issue of bonds notes and debentures recognized as share subscriptions received						$ 11,600
Cash debt issuance costs												170,700
Current portion of bonds payable												1,776,077	1,882,750
Interest expense on bonds												192,188	195,973
Interest payable												$ 668,805	$ 650,278
Evotech [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | Share									6,300,000	6,300,000
Fair value of acquisition common shares issued									$ 569,520	$ 569,520
Common shares acquired percentage									26.25%	26.25%
Class B Series I preferred shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized | shares												1,500,000
Class B Series II preferred shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized | shares												1,000,000
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued, shares | shares		50				22,775
Cash debt issuance costs								$ 92
Aggregate number of shares issued | shares		43,475					3,600	3,600
Share issue related cost		$ 914				$ 536
Class B Bond [Member]
Disclosure of classes of share capital [line items]
Cash debt issuance costs		8,586				5,061		$ 856
Class A Bond [Member]
Disclosure of classes of share capital [line items]
Cash debt issuance costs		$ 1,439				$ 344
Number of Common shares [Member]
Disclosure of classes of share capital [line items]
Shares issued as penalty to the convertible debt lenders (shares) | shares													714,286
Shares issued as penalty to the convertible debt lenders													$ 24,286
Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																$ 0.095	$ 0.105	$ 0.125
Number of warrants issued | shares		80,253				36,114		4,267
Payment of warrant cash commission		$ 7,123				$ 3,681		$ 576
Fair value of warrant issued		$ 3,816				$ 2,260		372
Performance share units [Member]
Disclosure of classes of share capital [line items]
Share-based compensation												$ 130,000
Number of units issued | shares			2,000,000
Number of units vested | shares												2,000,000
Bonds Payable [Member]
Disclosure of classes of share capital [line items]
Interest rate															10.00%
Amortization expense related to debt issuance costs												$ 72,673	95,399
Interest payable												30,324	0
Reduction In debt discount												$ 27,922	$ 71,549
Class B Units [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares		786				437	72
Proceeds from issuance of bonds		$ 78,600				$ 43,700
Proceeds from issuance of units							$ 7,200
Price per unit | $ / shares		$ 100				$ 100	$ 100
Class B Units [Member] | Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued, shares | shares		39,300				50	50
Proceeds from issuance of bonds		$ 7,086				$ 4,085
Proceeds from issue of bonds notes and debentures recognized as share subscriptions received							$ 696
Cash debt issuance costs								$ 92
Aggregate number of shares issued | shares						21,850	3,600	3,600
Class B Units [Member] | Class B Bond [Member]
Disclosure of classes of share capital [line items]
Number of bonds issued		786				437	72
Interest rate							10.00%									10.00%	10.00%
Debt financing costs								$ 948
Proceeds from issuance of bonds		$ 71,514				$ 39,615	$ 6,504
Price per unit | $ / shares		$ 100					$ 100
Maturity date		September 30, 2023				September 30, 2023	September 30, 2023
Cash debt issuance costs								$ 856
Class B Units [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares								4,267
Payment of warrant cash commission								$ 576
Class A Units [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares		167				37
Proceeds from issuance of bonds		$ 16,700				$ 3,700
Price per unit | $ / shares		$ 100				$ 100
Class A Units [Member] | Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued, shares | shares		25				25
Proceeds from issuance of bonds		$ 719				$ 174
Aggregate number of shares issued | shares		4,175				925
Class A Units [Member] | Class A Bond [Member]
Disclosure of classes of share capital [line items]
Number of bonds issued		167				37
Interest rate																10.00%	10.00%
Proceeds from issuance of bonds		$ 15,981				$ 3,526
Price per unit | $ / shares		$ 100					$ 100
Maturity date		September 30, 2022				September 30, 2022
Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Shares issued for debt, shares | shares					16,273,267
Shares issued for debt					$ 1,039,751
Shares issued price per share | $ / shares					$ 0.064
Number of share options expired | Share				325,000
Number of shares issued due to PSUs vested | shares	2,000,000											2,000,000